Form N-1A Cover	Sep. 18, 2025
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	THRIVE SERIES TRUST
Entity Central Index Key	0002071107
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 16, 2025
Prospectus Date	Sep. 18, 2025